CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Basic Materials - 5.7%
Metal Fabricating - 3.0%
Omega Flex, Inc.	29,640	$1,519,939
RBC Bearings, Inc. (a)	417,875	112,734,318
		114,254,257
Specialty Chemicals - 2.7%
Balchem Corporation	685,360	105,511,172

Consumer Discretionary - 3.1%
Home Improvement Retailers - 2.1%
SiteOne Landscape Supply, Inc. (a)	689,230	83,679,414

Recreational Products - 1.0%
Fox Factory Holding Corporation (a)	805,938	38,838,152

Consumer Staples - 1.3%
Nondurable Household Products - 1.3%
WD-40 Company	227,251	49,913,410

Financials - 1.9%
Financial Data Providers - 1.9%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,922,038	72,636,144

Health Care - 12.9%
Biotechnology - 1.7%
Vericel Corporation (a)	1,434,200	65,801,096

Health Care Management Services - 0.0% (b)
National Research Corporation	47,655	1,093,682

Medical Equipment - 7.4%
LeMaitre Vascular, Inc. (c)	1,380,496	113,587,211
Merit Medical Systems, Inc. (a)	1,293,220	111,152,259
Repligen Corporation (a)	487,935	61,509,086
		286,248,556

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Medical Supplies - 3.8%
Neogen Corporation (a)	4,282,291	$66,932,208
Stevanato Group S.p.A. (c)	4,359,187	79,947,490
		146,879,698
Industrials - 32.1%
Building Materials: Other - 5.8%
Simpson Manufacturing Company, Inc.	875,715	147,584,249
Trex Company, Inc. (a)	1,076,510	79,790,921
		227,375,170
Building: Climate Control - 3.3%
AAON, Inc.	1,481,487	129,244,926

Commercial Vehicles and Parts - 2.1%
Federal Signal Corporation	954,975	79,902,758

Construction - 3.3%
Construction Partners, Inc. - Class A (a)(c)	2,343,357	129,376,740

Defense - 0.5%
Mercury Systems, Inc. (a)	750,683	20,260,934

Diversified Industrials - 4.3%
CSW Industrials, Inc.	334,175	88,659,969
ESCO Technologies, Inc.	732,230	76,913,439
		165,573,408
Electronic Equipment Other - 0.8%
SPX Technologies, Inc. (a)	205,000	29,138,700

Electronic Equipment: Control & Filter - 2.4%
Helios Technologies, Inc.	1,421,332	67,868,603
MSA Safety, Inc.	136,848	25,685,001
		93,553,604
Electronic Equipment: Gauges & Meters - 2.6%
Mesa Laboratories, Inc. (c)	405,481	35,183,587
Transcat, Inc. (a)(c)	537,424	64,318,904
		99,502,491

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Industrials - 32.1% (Continued)
Engineering & Contracting Services - 3.9%
Exponent, Inc.	1,611,730	$153,307,758

Industrial Suppliers - 1.2%
Hillman Solutions Corporation (a)	5,220,162	46,198,434

Machinery: Industrial - 1.4%
John Bean Technologies Corporation	567,180	53,865,084

Professional Business Support Services - 0.5%
UL Solutions, Inc. - Class A	493,320	20,813,171

Real Estate - 3.1%
Real Estate Services - 3.1%
FirstService Corporation	794,385	121,040,442

Technology - 29.6%
Computer Services - 1.3%
Workiva, Inc. (a)	696,635	50,847,389

Production Technology Equipment - 4.5%
Azenta, Inc. (a)	900,350	47,376,417
Novanta, Inc. (a)	785,840	128,178,362
		175,554,779
Software - 23.8%
Agilysys, Inc. (a)	120,136	12,510,963
Altair Engineering, Inc. - Class A (a)	1,565,005	153,495,690
BlackLine, Inc. (a)	1,001,465	48,520,979
CCC Intelligent Solutions Holdings, Inc. (a)	4,402,000	48,906,220
Descartes Systems Group, Inc. (The) (a)	1,874,696	181,545,561
Paycor HCM, Inc. (a)	4,021,905	51,078,194
PROS Holdings, Inc. (a)	2,284,840	65,460,666
Q2 Holdings, Inc. (a)	1,280,886	77,275,852
Simulations Plus, Inc. (c)	1,587,650	77,191,543
SPS Commerce, Inc. (a)	734,980	138,293,837

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Technology - 29.6% (Continued)
Software - 23.8% (Continued)
Vertex, Inc. - Class A (a)	1,960,002	$70,658,072
		924,937,577
Telecommunications - 1.5%
Telecommunications Equipment - 1.5%
Digi International, Inc. (a)(c)	2,531,775	58,053,601

Utilities - 4.9%
Waste & Disposal Services - 4.9%
Casella Waste Systems, Inc. - Class A (a)	1,934,835	191,974,329

Total Common Stocks (Cost $2,395,293,970)		$3,735,376,876

MONEY MARKET FUNDS - 1.2%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 5.19% (d) (Cost $46,248,854)	46,248,854	$46,248,854

Total Investments at Value - 97.3% (Cost $2,441,542,824)		$3,781,625,730

Other Assets in Excess of Liabilities - 2.7%		106,698,903

Net Assets - 100.0%		$3,888,324,633

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.
(d)	The rate shown is the 7-day effective yield as of June 30, 2024.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Basic Materials - 5.0%
Metal Fabricating - 2.8%
RBC Bearings, Inc. (a)	67,910	$18,320,760

Specialty Chemicals - 2.2%
Balchem Corporation	92,360	14,218,822

Consumer Discretionary - 11.3%
Consumer Services: Miscellaneous - 3.5%
Rollins, Inc.	463,330	22,605,871

Education Services - 1.9%
Bright Horizons Family Solutions, Inc. (a)	111,570	12,281,626

Home Improvement Retailers - 1.5%
SiteOne Landscape Supply, Inc. (a)	82,285	9,990,222

Hotels & Motels - 1.3%
Vail Resorts, Inc.	44,895	8,086,936

Recreational Products - 2.1%
Pool Corporation	43,835	13,471,810

Recreational Vehicles & Boats - 1.0%
LCI Industries	61,365	6,343,914

Financials - 1.6%
Financial Data Providers - 1.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	546,025	10,112,383

Health Care - 11.6%
Medical Equipment - 5.2%
Merit Medical Systems, Inc. (a)	209,413	17,999,047
Repligen Corporation (a)	126,035	15,887,972
		33,887,019

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Medical Supplies - 6.4%
Bio-Techne Corporation	144,415	$10,347,335
Neogen Corporation (a)	455,866	7,125,186
Stevanato Group S.p.A.	556,497	10,206,155
Teleflex, Inc.	34,945	7,349,982
West Pharmaceutical Services, Inc.	18,770	6,182,650
		41,211,308
Industrials - 38.0%
Aerospace - 2.8%
HEICO Corporation - Class A	102,210	18,144,319

Building Materials: Other - 4.5%
Simpson Manufacturing Company, Inc.	76,675	12,922,038
Trex Company, Inc. (a)	217,190	16,098,123
		29,020,161
Building: Climate Control - 3.2%
Watsco, Inc.	45,190	20,933,816

Construction - 3.3%
Construction Partners, Inc. - Class A (a)	390,400	21,553,984

Defense - 3.1%
Axon Enterprise, Inc. (a)	56,920	16,748,141
Mercury Systems, Inc. (a)	124,510	3,360,525
		20,108,666
Diversified Industrials - 1.9%
CSW Industrials, Inc.	46,180	12,252,016

Electronic Equipment Other - 0.8%
SPX Technologies, Inc. (a)	34,265	4,870,427

Electronic Equipment: Control & Filter - 1.6%
MSA Safety, Inc.	54,625	10,252,566

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 38.0% (Continued)
Electronic Equipment: Gauges & Meters - 1.1%
Cognex Corporation	152,245	$7,118,976

Engineering & Contracting Services - 3.5%
Exponent, Inc.	235,290	22,380,785

Industrial Suppliers - 1.4%
Hillman Solutions Corporation (a)	1,013,545	8,969,873

Machinery: Engines - 1.5%
Generac Holdings, Inc. (a)	72,675	9,609,088

Machinery: Industrial - 2.4%
EVI Industries, Inc.	428,552	8,108,204
John Bean Technologies Corporation	74,455	7,070,991
		15,179,195
Machinery: Specialty - 2.4%
Graco, Inc.	197,460	15,654,629

Professional Business Support Services - 2.3%
Fair Isaac Corporation (a)	10,175	15,147,115

Transaction Processing Services - 2.2%
Jack Henry & Associates, Inc.	85,890	14,259,458

Real Estate - 3.5%
Real Estate Services - 3.5%
FirstService Corporation	146,835	22,373,249

Technology - 23.8%
Computer Services - 2.2%
Gartner, Inc. (a)	13,975	6,275,613
Workiva, Inc. (a)	102,683	7,494,832
		13,770,445

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Technology - 23.8% (Continued)
Production Technology Equipment - 2.7%
Novanta, Inc. (a)	107,200	$17,485,392

Software - 18.9%
Altair Engineering, Inc. - Class A (a)	140,515	13,781,711
CCC Intelligent Solutions Holdings, Inc. (a)	898,025	9,977,058
Descartes Systems Group, Inc. (The) (a)	226,575	21,941,523
Five9, Inc. (a)	77,395	3,413,120
Guidewire Software, Inc. (a)	109,890	15,152,732
Paycor HCM, Inc. (a)	582,230	7,394,321
Q2 Holdings, Inc. (a)	204,870	12,359,807
SPS Commerce, Inc. (a)	93,544	17,601,239
Tyler Technologies, Inc. (a)	40,650	20,438,007
		122,059,518
Utilities - 4.9%
Waste & Disposal Services - 4.9%
Casella Waste Systems, Inc. - Class A (a)	319,945	31,744,943

Total Investments at Value - 99.7% (Cost $529,514,713)		$643,419,292

Other Assets in Excess of Liabilities - 0.3%		2,051,990

Net Assets - 100.0%		$645,471,282

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 19.2%
Consumer Services: Miscellaneous - 11.5%
Copart, Inc. (a)	3,320	$179,811
Rollins, Inc.	3,195	155,884
		335,695
Education Services - 2.1%
Bright Horizons Family Solutions, Inc. (a)	555	61,095

Recreational Products - 3.0%
Pool Corporation	280	86,052

Specialty Retail - 2.6%
Tractor Supply Company	280	75,600

Financials - 1.8%
Financial Data Providers - 1.8%
FactSet Research Systems, Inc.	130	53,075

Health Care - 19.2%
Health Care Services - 2.7%
Veeva Systems, Inc. - Class A (a)	420	76,864

Medical Equipment - 8.3%
IDEXX Laboratories, Inc. (a)	210	102,312
Repligen Corporation (a)	510	64,291
STERIS plc	345	75,741
		242,344
Medical Supplies - 8.2%
Align Technology, Inc. (a)	140	33,800
Bio-Techne Corporation	985	70,575
Teleflex, Inc.	165	34,705
West Pharmaceutical Services, Inc.	305	100,464
		239,544

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 27.1%
Aerospace - 4.9%
HEICO Corporation - Class A	800	$142,016

Building: Climate Control - 2.9%
Watsco, Inc.	185	85,699

Electronic Equipment: Gauges & Meters - 2.0%
Mettler-Toledo International, Inc. (a)	42	58,699

Electronic Equipment: Pollution Control - 2.3%
Xylem, Inc.	485	65,780

Engineering & Contracting Services - 2.1%
Exponent, Inc.	630	59,926

Machinery: Engines - 2.0%
Generac Holdings, Inc. (a)	440	58,177

Machinery: Specialty - 3.0%
Graco, Inc.	1,100	87,208

Professional Business Support Services - 5.0%
Verisk Analytics, Inc.	535	144,209

Transaction Processing Services - 2.9%
Jack Henry & Associates, Inc.	510	84,670

Real Estate - 3.5%
Real Estate Services - 3.5%
CoStar Group, Inc. (a)	1,365	101,201

Technology - 22.1%
Computer Services - 3.8%
Gartner, Inc. (a)	250	112,265

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Technology - 22.1% (Continued)
Software - 18.3%
ANSYS, Inc. (a)	210	$67,515
Bentley Systems, Inc. - Class B	855	42,203
Five9, Inc. (a)	330	14,553
Fortinet, Inc. (a)	1,275	76,844
Guidewire Software, Inc. (a)	470	64,808
Procore Technologies, Inc. (a)	405	26,856
Roper Technologies, Inc.	200	112,732
Tyler Technologies, Inc. (a)	250	125,695
		531,206
Utilities - 4.9%
Waste & Disposal Services - 4.9%
Waste Connections, Inc.	805	141,165

Total Investments at Value - 97.8% (Cost $2,696,199)		$2,842,490

Other Assets in Excess of Liabilities - 2.2%		63,074

Net Assets - 100.0%		$2,905,564

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Consumer Discretionary - 5.0%
Education Services - 3.1%
Universal Technical Institute, Inc. (a)	7,750	$121,907

Entertainment - 1.9%
Thunderbird Entertainment Group, Inc. (a)	61,646	77,674

Financials - 5.1%
Property & Casualty Insurance - 5.1%
Palomar Holdings, Inc. (a)	2,506	203,362

Health Care - 23.6%
Biotechnology - 5.5%
Alpha Teknova, Inc. (a)	46,531	63,747
Vericel Corporation (a)	3,319	152,276
		216,023
Health Care Facilities - 3.5%
U.S. Physical Therapy, Inc.	1,519	140,386

Health Care Services - 4.4%
Phreesia, Inc. (a)	8,130	172,356

Medical Equipment - 10.2%
BioLife Solutions, Inc. (a)	6,574	140,881
iRadimed Corporation	2,790	122,593
OrthoPediatrics Corporation (a)	4,904	141,039
		404,513
Industrials - 39.3%
Construction - 4.3%
Construction Partners, Inc. - Class A (a)	3,083	170,212

Electronic Equipment: Control & Filter - 3.0%
Energy Recovery, Inc. (a)	8,950	118,945

CONESTOGA DISCOVERY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 39.3% (Continued)
Electronic Equipment: Gauges & Meters - 4.8%
Transcat, Inc. (a)	1,570	$187,898

Engineering & Contracting Services - 7.3%
Bowman Consulting Group Ltd. (a)	3,970	126,206
Willdan Group, Inc. (a)	5,601	161,589
		287,795
Industrial Suppliers - 5.2%
CryoPort, Inc. (a)	7,177	49,593
Hillman Solutions Corporation (a)	17,810	157,619
		207,212
Professional Business Support Services - 8.4%
Montrose Environmental Group, Inc. (a)	4,190	186,706
NV5 Global, Inc. (a)	1,584	147,265
		333,971
Security Services - 2.4%
SoundThinking, Inc. (a)	7,620	92,812

Transaction Processing Services - 3.9%
I3 Verticals, Inc. - Class A (a)	7,052	155,708

Technology - 20.9%
Software - 20.9%
Olo, Inc. - Class A (a)	31,380	138,700
Planet Labs PBC (a)	40,250	74,865
PROS Holdings, Inc. (a)	4,473	128,151
Q2 Holdings, Inc. (a)	2,570	155,048
Simulations Plus, Inc.	3,448	167,642
TECSYS, Inc.	6,445	160,867
		825,273

CONESTOGA DISCOVERY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Telecommunications - 3.1%
Telecommunications Equipment - 3.1%
Digi International, Inc. (a)	5,390	123,593

Total Investments at Value - 97.0% (Cost $3,912,813)		$3,839,640

Other Assets in Excess of Liabilities - 3.0%		117,392

Net Assets - 100.0%		$3,957,032

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.